Acquisitions	12 Months Ended
Dec. 31, 2025
Acquisitions
Acquisitions

24) Acquisitions

On July 2, 2025, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 37 AS, the company that owns and operates the Daqing Knutsen. The purchase price for the vessel was $95.0 million, less $70.5 million of outstanding indebtedness related to the Daqing Knutsen plus approximately $0.3 million for certain capitalized fees related to the financing of the Daqing Knutsen and plus customary working capital purchase price adjustments of $3.3 million to be paid by KNOT Shuttle Tankers AS.

On March 3, 2025, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 27 AS, the company that owns and operates the Live Knutsen. The purchase price for the vessel was $100 million, less $73.4 million of outstanding indebtedness related to the Live Knutsen plus approximately $0.3 million for certain capitalized fees related to the financing of the Live Knutsen and plus customary working capital purchase price adjustments of $0.8 million to be received by KNOT Shuttle Tankers AS.

On September 3, 2024, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 31 AS, the company that owns and operates the Tuva Knutsen. The purchase price for the vessel was $97.5 million, less $69.0 million of outstanding indebtedness related to the Tuva Knutsen plus approximately $0.4 million for certain capitalized fees related to the financing of the Tuva Knutsen and plus customary working capital purchase price adjustments of $2.7 million to be paid by KNOT Shuttle Tankers AS.

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for the transactions. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The cost of the fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs were capitalized as a component of the assets acquired, and amounted to $0.05 million as of July 2, 2025, $0.03 million as of March 3, 2025 and $0.03 million as of September 3, 2024 on the respective dates. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The details of the transactions are as follows:

	Final	Final	Final
	Daqing Knutsen	Live Knutsen	Tuva Knutsen
	July, 2	March 3,	September 3,
(U.S. Dollars in thousands)	2025	2025	2024
Purchase consideration (1)	$28 180	$26 149	$31 557
Less: Fair value of net assets acquired:
Vessels and equipment (2)	115,424	121,165	125,161
Cash	2,131	1,116	1,782
Inventories	339	346	285
Derivatives assets (liabilities)	(47)	213	1,773
Others current assets	171	2,113	1,101
Amounts due from related parties	2,138	—	—
Long-term debt	(70,479)	(73,389)	(69,038)
Deferred debt issuance	334	349	404
Trade accounts payable	(420)	(129)	(249)
Accrued expenses	(320)	(3,851)	(1,419)
Amounts due to related parties	(662)	(1,510)	(615)
Contract liabilities: Unfavourable contract rights	(25,716)	(25,339)	(27,628)
Subtotal	22,893	21,084	31,557
Difference between the purchase price and fair value of net assets acquired	$5,287	$5,065	$—
Excess value allocated on a relative basis to:
Vessels and equipment (2)	4,324	4,189	—
Contract liabilities: Unfavourable contract rights	963	876	—
Difference between the purchase price and fair value of net assets acquired	$—	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final	Final
	Daqing Knutsen	Live Knutsen	Tuva Knutsen
	July 2,	March 3,	September 3,
(U.S. Dollars in thousands)	2025	2025	2024
Cash consideration paid to KNOT (from KNOP)	$24,800	$1,210	$—
Asset swap - sale of the Dan Cisne	—	—	30,000
Asset swap - sale of the Dan Sabia	—	25,750	—
Cash consideration paid to KNOP (from KNOT)	—	—	(1,135)
Purchase price adjustments	3,330	(845)	2,659
Acquisition-related costs	50	34	33
Purchase price	$28,180	$26,149	$31,557
(2)	Vessel and equipment includes allocation to drydocking (in thousands) of $910, $1,067 and $1,273 related to the Tuva Knutsen, the Live Knutsen and the Daqing Knutsen, respectively.